Employees and directors, Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Staff Costs [Abstract]
Wages and salaries	$ 1,204.4	$ 382.5	$ 1,819.2
Redundancy and termination costs (non-exceptional)	0.5	2.1	2.1
Social security costs	93.6	53.2	159.0
Other pension costs	41.7	11.4	50.4
Short-term employee benefits expense	1,340.2	449.2	2,030.7
Cost of employee share schemes (Share-based payments section)	68.8	31.5	64.3
Total	$ 1,409.0	$ 480.7	$ 2,095.0